Employee Benefits	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Employee Benefits
16. Employee Benefits
Pension Plans and Other Postretirement Benefit Plans
Key maintains a qualified cash balance pension plan and other nonqualified defined benefit plans. These plans are frozen and closed to new employees. We continue to credit participants’ existing account balances for interest until they receive their plan benefits. Plans provide benefits based upon length of service and compensation levels.
We also sponsor a retiree healthcare plan in which all employees age 55 with five years of service (or employees age 50 with 15 years of service who are terminated under conditions that entitle them to a severance benefit) are eligible to participate. Participant contributions are adjusted annually. Key may provide a subsidy toward the cost of coverage for certain employees hired before 2001 with a minimum of 15 years of service at the time of termination. We use a separate VEBA trust to fund the retiree healthcare plan.
Key utilizes its fiscal year-end as the measurement date for its pension and other postretirement employee benefit plans. Actuarial gains and losses are deferred and amortized over the future service periods of active employees. We determine the expected return on plan assets using a calculated market-related value of plan assets. Gain or loss amounts in AOCI are only amortized to the extent that they exceed 10% of the greater of the market-related value or the projected benefit obligation.
During 2025 and 2024, Key did not recognize a settlement loss. In 2023, we recognized a settlement loss for lump sum payments made under certain pension plans. In accordance with the applicable accounting guidance for defined benefit plans, we performed a remeasurement of the affected plans in conjunction with the settlement and recognized the settlement loss reflected in the following table.
Net pension cost is recorded within “other expense.” The components of net pension cost and the amount recognized in OCI for all funded and unfunded pension plans and postretirement benefit plan are as follows:

Year ended December 31, Dollars in millions	Pension Plans			Postretirement Benefit Plan
	2025	2024	2023	2025	2024	2023
Interest cost on PBO	$43	$41	$45	$2	$2	$2
Expected return on plan assets	(44)	(39)	(42)	(2)	(2)	(2)
Amortization of losses (gains)	8	9	9	(1)	(1)	(1)
Amortization of prior service credit	—	—	—	(1)	(1)	(1)
Settlement loss	—	—	18	—	—	—
Net pension cost	$7	$11	$30	$(2)	$(2)	$(2)

Other changes in plan assets and benefit obligations recognized in OCI:
Net (gain) loss	$6	$26	$26	$1	$1	$1
Amortization of (gains)	(8)	6	(27)	—	—	—
Amortization of prior service credit	—	—	—	1	1	1
Total recognized in comprehensive income	$(2)	$32	$(1)	$2	$2	$2

Total recognized in net pension cost and comprehensive income	$5	$43	$29	$—	$—	$—

The information related to our pension plans and postretirement benefit plan presented in the following tables is based on current actuarial reports using measurement dates of December 31, 2025, and December 31, 2024.
The following table summarizes changes in the PBO and changes in the FVA related to our pension plans and post retirement benefit plan. Actuarial losses in 2025 associated with the postretirement benefit plan are a result of asset performance. Actuarial gains in 2024 associated with the pension plans were primarily driven by an increase in discount rates.

Year ended December 31, Dollars in millions	Pension Plans		Postretirement Benefit Plan
	2025	2024	2025	2024
PBO at beginning of year	$846	$923	$41	$40
Interest cost	43	41	2	2
Actuarial losses (gains)	14	(34)	7	6
Plan participants’ contributions	—	—	2	1
Benefit payments	(81)	(84)	(8)	(8)
PBO at end of year	$822	$846	$44	$41

FVA at beginning of year	$805	$827	$41	$40
Actual return on plan assets	53	$49	9	$8
Employer contributions	13	$13	—	$—
Plan participants’ contributions	—	$—	2	$1
Benefit payments	(81)	$(84)	(8)	$(8)
FVA at end of year	$790	$805	$44	$41

The following table summarizes the funded status of the pension plans, which equals the amounts recognized in the balance sheets at December 31, 2025, and December 31, 2024, as well as the amount of pre-tax AOCI not yet recognized as net pension cost for the pension plans and postretirement benefit plan. The postretirement benefit plan’s PBO equaled its FVA at both December 31, 2025, and December 31, 2024. Therefore, no asset or liability was recognized on our Consolidated Balance Sheets with respect to that plan.

December 31, Dollars in millions	Pension Plans		Postretirement Benefit Plan
	2025	2024	2025	2024
Funded status (a)	$(32)	$(40)

Net prepaid pension cost recognized consists of:
Noncurrent assets	$85	$80
Current liabilities	(13)	(13)
Noncurrent liabilities	(104)	(107)
Net prepaid pension cost recognized (b)	$(32)	$(40)

Net unrecognized losses (gains)	$329	$415	$(8)	$(8)
Net unrecognized prior service credit	—	—	(8)	(9)
Total unrecognized AOCI	$329	$415	$(16)	$(17)

(a)The shortage of the FVA under the PBO.
(b)Represents the accrued benefit liability of the pension plans.
At December 31, 2025, our primary qualified cash balance pension plan was sufficiently funded under the requirements of ERISA. Consequently, we are not required to make a minimum contribution to that plan in 2026. We also do not expect to make any significant discretionary contributions during 2026. There are no regulations that require contributions to the VEBA trust that funds our retiree healthcare plan, so there is no minimum funding requirement. We are permitted to make discretionary contributions to the VEBA trust, subject to certain IRS restrictions and limitations. We anticipate that our discretionary contributions in 2026, if any, will be minimal.
At December 31, 2025, we expect to pay the benefits from all funded and unfunded pension plans and postretirement benefit plan as follows:

Dollars in millions	Pension Plans	Postretirement Benefit Plan
2026	$78	$4
2027	77	4
2028	76	4
2029	74	4
2030	72	4
2030-2034	324	16
The ABO for all of our pension plans was $822 million at December 31, 2025, and $845 million at December 31, 2024. As indicated in the table below, collectively our pension plans had an ABO in excess of plan assets as follows:

December 31,	2025		2024
Dollars in millions	Cash Balance Pension Plan	Other Defined Benefit Plans	Cash Balance Pension Plan	Other Defined Benefit Plans
PBO	$705	$117	$725	$121
ABO	705	117	725	121
Fair value of plan assets	790	—	805	—

To determine the actuarial present value of benefit obligations, we assumed the following weighted-average rates.

December 31,	2025	2024
Pension Plans:
Discount rate	5.05%	5.33%
Weighted-average interest crediting rate	4.84%	4.74%
Postretirement Benefit Plan:
Discount rate	4.50%	4.50%
To determine net pension cost, we assumed the following weighted-average rates.

Year ended December 31,	2025	2024	2023
Pension Plans:
Discount rate	5.33%	4.68%	4.85%
Expected return on plan assets	5.25%	4.50%	4.50%
Postretirement Benefit Plan:
Discount rate	4.50%	4.50%	4.50%
Expected return on plan assets	4.50%	4.50%	4.50%
We estimate that we will recognize $9 million in net pension cost for 2026 related to our pension plans. We estimate that a 25 basis point increase or decrease in the expected return on plan assets would change our net pension cost for 2026 by approximately $2 million. Pension cost also is affected by an assumed discount rate. We estimate that a 25 basis point change in the assumed discount rate would change net pension cost for 2026 by approximately $1 million.
We expect to recognize a $2 million credit in net postretirement benefit cost for 2026 related to our postretirement benefit plan. The realized net investment income for the postretirement healthcare plan VEBA trust is subject to federal income taxes, which are reflected in the weighted-average expected return on plan assets shown above. Assumed healthcare cost trend rates do not have a material impact on net postretirement benefit cost or obligations since the postretirement plan has cost-sharing provisions and benefit limitations
Pension Plan Assets
The expected return on plan assets for our qualified cash balance pension plan is determined by considering a number of factors, the most significant of which are:

•Our expectations for returns on plan assets over the long term, weighted for the investment mix of the assets. These expectations consider, among other factors, historical capital market returns of equity, fixed income, convertible, and other securities, and forecasted returns that are modeled under various economic scenarios.
•Historical returns on our plan assets. Based on an annual reassessment of current and expected future capital market returns, our expected return on plan assets for estimating the year-end pension benefit obligation of our qualified cash balance pension plan was 5.25% for 2025, 5.25% for 2024 and 4.5% for 2023. We deemed a rate of 5.25% to be appropriate in estimating 2025 pension cost.
The investment objectives of the pension fund are developed to reflect the characteristics of the plan, such as pension formulas, cash lump sum distribution features, and the liability profiles of the plan’s participants. An executive oversight committee reviews the plan’s investment performance at least quarterly, and compares performance against appropriate market indices. The pension fund’s investment objectives are to balance total return objectives with a continued management of plan liabilities, and to minimize the mismatch between assets and liabilities. The following table shows the asset target allocations prescribed by the pension fund’s investment policies based on the plan’s funded status at December 31, 2025.

Asset Class	2025
Global equity	16%
Fixed income	84
Total	100%

Investments consist of mutual funds, collective investment funds and insurance investments that invest in underlying assets in accordance with the target asset allocations shown above.

Although the pension funds’ investment policies conditionally permit the use of derivative contracts, we have not entered into any such contracts, and we do not expect to employ such contracts in the future.

The valuation methodologies used to measure the fair value of pension plan assets vary depending on the type of asset, as described below. For an explanation of the fair value hierarchy, see Note 1 (“Summary of Significant Accounting Policies”) under the heading “Fair Value Measurements.”

Mutual funds. Exchange-traded mutual funds listed or traded on securities exchanges are valued at the closing price on the exchange or system where the security is principally traded. These securities are classified as Level 1 because quoted prices for identical securities in active markets are available. Non exchange-traded mutual funds are classified as Level 2.

Collective investment funds. Investments in collective investment funds are valued using the net asset value practical expedient and are not classified within the fair value hierarchy. Fair value is determined based on Key’s proportionate share of total net assets in the fund.

Insurance investment contracts and pooled separate accounts. Deposits under insurance investment contracts and pooled separate accounts with insurance companies do not have readily determinable fair values and are valued using a methodology that is consistent with accounting guidance that allows the plan to estimate fair value based upon net asset value per share (or its equivalent, such as member units or an ownership in partners’ capital to which a proportionate share of net assets is attributed); thus, these investments are not classified within the fair value hierarchy.

The following tables show the fair values of our pension plan assets by asset class at December 31, 2025, and December 31, 2024.

December 31, 2025
Dollars in millions	Level 1	Level 2	Level 3	Total
ASSET CLASS
Mutual funds:
Fixed income — U.S.	$—	$321	$—	$321
Collective investment funds (measured at NAV) (a)	—	—	—	446
Insurance investment contracts and pooled separate accounts (measured at NAV) (a)	—	—	—	23
Total net assets at fair value	$—	$321	$—	$790

(a)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the fair value of plan assets presented elsewhere within this footnote.

December 31, 2024
Dollars in millions	Level 1	Level 2	Level 3	Total
ASSET CLASS
Mutual funds:
Fixed income — U.S.	$—	$324	$—	$324
Collective investment funds (measured at NAV) (a)	—	—	—	459
Insurance investment contracts and pooled separate accounts (measured at NAV) (a)	—	—	—	22
Total net assets at fair value	$—	$324	$—	$805

(a)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the fair value of plan assets presented elsewhere within this footnote.
Postretirement Benefit Plan Assets
We estimate the expected returns on plan assets for the VEBA trust much the same way we estimate returns on our pension funds. The primary investment objectives of the VEBA trust are to obtain a market rate of return, take into consideration the safety and/or risk of the investment, and to diversify the portfolio in order to satisfy the trust’s anticipated liquidity requirements. The following table shows the asset target allocations prescribed by the trust’s investment policy.

Target Allocation
Asset Class	2025
U.S. equity securities	64%
International equity securities	16
Fixed income securities	20
Total	100%

Investments consist of mutual funds and other assets that invest in underlying assets in accordance with the target asset allocations shown above. Exchange-traded mutual funds are valued using quoted prices and, therefore, are classified as Level 1. Investments in other assets are valued using the Net Asset Value practical expedient and are not classified within the fair value hierarchy. These investments do not have readily determinable fair values and are valued using a methodology consistent with accounting guidance that allows the plan to estimate fair value based upon net asset value per share (or its equivalent, such as member units or an ownership in partners’ capital to which a proportionate share of net assets is attributed).
The following tables show the fair values of our postretirement plan assets by asset class at December 31, 2025, and December 31, 2024.

December 31, 2025
Dollars in millions	Level 1	Level 2	Level 3	Total
ASSET CLASS
Mutual funds:
Equity — U.S.	$30	$—	$—	$30
Equity — International	5	—	—	5
Fixed income — U.S.	8	—	—	8
Other assets (measured at NAV)(a)	—	—	—	1
Total net assets at fair value	$43	$—	$—	$44

(a)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the fair value of plan assets presented elsewhere within this footnote.

December 31, 2024
Dollars in millions	Level 1	Level 2	Level 3	Total
ASSET CLASS
Mutual funds:
Equity — U.S.	$26	$—	$—	$26
Equity — International	6	—	—	6
Fixed income — U.S.	8	—	—	8
Other assets (measured at NAV)	—	—	—	1
Total net assets at fair value	$40	$—	$—	$41

(a)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the fair value of plan assets presented elsewhere within this footnote.
Employee 401(k) Savings Plan
A substantial number of our employees are covered under a savings plan that is qualified under Section 401(k) of the Internal Revenue Code. The plan permits employees to contribute from 1% to 100% of eligible compensation, with up to 7% being eligible for matching contributions in 2024 and 2025. The plan also permits us to provide a discretionary annual profit sharing contribution to eligible employees who have at least one year of service. We did not accrue profit sharing contributions for 2025, 2024 or 2023. We also maintain a deferred savings plan that provides certain employees with benefits they otherwise would not have been eligible to receive under the qualified plan once their compensation for the plan year reached the IRS contribution limits. Total expense associated with the above plans was $132 million in 2025, $145 million in 2024, and $99 million in 2023.